Employee benefits (Details 2) - Parent Company Gratuity plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of defined benefit plans [line items]
Defined benefit obligations at the beginning of the year	₨ 2,628	₨ 2,349
Current service cost	328	281	₨ 276
Interest on defined obligations	144	140
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions	7	153
Actuarial loss/(gain) due to demographic assumptions	24	(26)
Actuarial loss/(gain) due to experience changes	60	51
Benefits paid	(293)	(345)
Liabilities (transferred)/assumed	(4)	25
Defined benefit obligations at the end of the year	₨ 2,894	₨ 2,628	₨ 2,349